DERIVATIVE LIABILITIES (Details Narratives) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liabilities Details Narratives
Outstanding warrants to purchase Common stock	$ 4,211,229	$ 5,211,229
Fair values of Warrants which is recognised as non-current liability	2,794,000	2,244,000
Warrants designated as derivative liability	1,000,000
Issuuance of common stock	553,304
Fair value of common stock	$ 626,000